Submission	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0000723125
Registrant Name	MICRON TECHNOLOGY INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES